Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consisted of the following:

___________________	September 30, 2014	December 31, 2013

Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months. The note carries a 0% interest.	208,542	256,727
Unamortized discount related to imputing accrued interest based on a 12% discount rate and is reflected as a reduction in the principal.	(52,725)	(71,701)
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	59,353	84,790
Convertible, Senior Secured Notes payable. The principal is due June 3, 2017 and no principal payments are required. The notes carry a 5% interest, payable upon the note’s maturity. Both the interest plus accrued interest is convertible to shares of the Company’s common shares at $2.25, subject to adjustment. The notes are secured by a first security interest in all the assets of the Company. Most of the notes are held by existing stockholders of the Company.	2,400,000	—
Unamortized debt discount related to derivative liability associated with above notes’ conversion price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions). Upon issuance on June 3, 2014 the discount was $1,938,988. As of September 30, 2014 a net of $275,214 of the discount was recognized as interest expense and $214,536 was reversed due to conversions of the notes into shares of common stock.	(1,449,237)	—

	$1,165,933	$269,816
Less: Amount Due Within One Year – net of Discounts	(98,106)	(99,320)

Amount Due After One Year	$1,067,827	$170,496

Long-term debt consisted of the following at December 31:

	December 31, 2013	December 31, 2012

Note payable to an officer of the Company. The principal was not subject to a fixed repayment schedule, bore interest at 8% per annum and was secured by all of the assets of the Company	$—	$209,208
Note payable to an officer of the Company. The principal and interest was subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bore interest at 12% per annum and was secured by a subordinated position in all the assets of the Company.	—	225,719
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	256,727	396,004
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	(71,701)	(97,003)
Convertible, Senior Secured Term Debt. The principal was to be repaid over 15 months, with equal payments of principal beginning on October 15, 2012. The Company did not make any of the required principal payments and was in default. The loan bore interest at 13.5%, per annum, which was payable monthly on the 15th of each month. The loan was secured by a first security position in all the Intellectual Property assets of the Company and a security interest in all of the other assets of the Company that was subordinate only to the security interest that secures the Company’s working capital loan.
	—	619,122
Long-term secured deferred trade payable for which the principal and interest was subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and was secured by a subordinated position in all the assets of the Company.	—	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	84,790	101,748
	$269,816	$2,775,441
Less: Amount Due Within One Year	(99,320)	(1,060,188)
Amount Due After One Year	$170,496	$1,715,253

Aggregate maturities for all long-term borrowings
The calendar year aggregate maturities for all long-term borrowings exclusive of Discounts as of September 30, 2014 are as follows:

Total Aggregate Maturity For Period	Amounts

2015	$123,408
2016	144,488
2017	2,400,000
Total Required Principal Payments Exclusive of Debt Discounts	2,667,896
Total Unamortized Debt Discounts	(1,501,963)

Net Long-Term Borrowings	1,165,933
Net Amounts Due Within One Year	(98,106)
Net Long Term Debt	$1,067,827

The aggregate maturities reflect future cash principle payments exclusive of non-cash amortization discount for all long-term borrowings as of December 31, 2013 are as follows:

2014	2015	2016	2017	Thereafter	Total

$99,320	$100,064	$70,432	$—	$—	$269,816